Description of business (Details) - USD ($)		1 Months Ended			5 Months Ended	6 Months Ended
	May 10, 2021	Apr. 30, 2021	Dec. 31, 2020	Sep. 15, 2020	Dec. 31, 2020	Jun. 30, 2021
Description of business (Details) [Line Items]
Cash consideration		$ 200,000
Equity consideration (in Shares)			855,688
Tortoise Acquisition Corp. II [Member]
Description of business (Details) [Line Items]
Per shares unit (in Dollars per share)				$ 10.00
Other offering costs				$ 19,500,000		$ 9,000,000.0
Deferred underwriting commissions				$ 12,100,000
Description of sale of stock				Simultaneously with the closing of the Initial Public Offering, the Company completed the private sale of 5,933,333 warrants at a price of $1.50 per warrant (the “Private Placement Warrants”) in a private placement (the “Private Placement”) to TortoiseEcofin Borrower LLC, a Delaware limited liability company (“TortoiseEcofin Borrower”) and an affiliate of the Sponsor, generating gross proceeds to the Company of approximately $8.9 million (see Note 5).
Net proceeds					$ 25,000
Percentage of outstanding public shares						100.00%
Dissolution expenses					100,000	$ 100,000
Aggregate fees of gross proceeds						3.00%
Advisor services fees						$ 3,000,000.0
Operating bank account					900,000	207,000
Working capital					1,200,000	4,300,000
Liquidity needs						25,000
Loaned from sponsor					$ 181,000	181,000
Borrowed working capital loans						$ 600,000
Deferred underwriting commissions.				$ 12,100,000
Anticipated price per share (in Dollars per share)					$ 10.00
Initial price per share (in Dollars per share)					$ 10.00
Tortoise Acquisition Corp. II [Member] | Business Acquisition [Member]
Description of business (Details) [Line Items]
Business combination, description						The Company’s Initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in trust) at the time the Company signs a definitive agreement in connection with an Initial Business Combination. However, the Company will only complete an Initial Business Combination if the post-combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Net tangible assets						$ 5,000,001
Business combination redemption, description						Notwithstanding the foregoing, the Amended and Restated Memorandum and Articles of Association provide that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% or more of the Public Shares, without the prior consent of the Company.
Tortoise Acquisition Corp. II [Member] | Sponsor [Member]
Description of business (Details) [Line Items]
Consummated initial public offering shares (in Shares)				34,500,000
Agreed Extend working capital loan	$ 1,000,000
Tortoise Acquisition Corp. II [Member] | Sponsor [Member] | Business Acquisition [Member]
Description of business (Details) [Line Items]
Business combination, description						In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (a) $10.00 per Public Share and (b) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Over-Allotment Option [Member] | Tortoise Acquisition Corp. II [Member]
Description of business (Details) [Line Items]
Consummated initial public offering shares (in Shares)				4,500,000
Gross proceeds				$ 345,000,000.0
Initial Public Offering and the Private Placement [Member] | Tortoise Acquisition Corp. II [Member]
Description of business (Details) [Line Items]
Per shares unit (in Dollars per share)				$ 10.00
Description of sale of stock				Simultaneously with the closing of the Initial Public Offering, the Company completed the private sale of 5,933,333 warrants at a price of $1.50 per warrant (the “Private Placement Warrants”) in a private placement (the “Private Placement”) to TortoiseEcofin Borrower LLC, a Delaware limited liability company (“TortoiseEcofin Borrower”) and an affiliate of the Sponsor, generating gross proceeds to the Company of approximately $8.9 million (see Note 4).
Net proceeds				$ 345,000,000.0
Initial Public Offering and the Private Placement [Member] | Tortoise Acquisition Corp. II [Member]
Description of business (Details) [Line Items]
Per shares unit (in Dollars per share)				$ 10.00
Net proceeds				$ 345,000,000.0
Class B Common Stock [Member]
Description of business (Details) [Line Items]
Equity consideration (in Shares)		150,134
Class A Ordinary Shares [Member] | Tortoise Acquisition Corp. II [Member]
Description of business (Details) [Line Items]
Public shares (in Shares)				4,500,000
Stockholder Support Agreement [€member] | Tortoise Acquisition Corp. II [Member] | Business Acquisition [Member]
Description of business (Details) [Line Items]
Business combination, description						In connection with the execution of the Business Combination Agreement, the Company entered into a Stockholder Support Agreement (the “Stockholder Support Agreement”) with Volta and certain shareholders of Volta pursuant to which such shareholders agreed to vote all of their shares of Volta’s Class A common stock, par value $0.001 per share (“Volta Class A Common Stock”) and shares of Volta’s Class B common stock, par value $0.001 per share (“Volta Class B Common Stock” and, together with the Volta Class A Common Stock, the “Volta Common Stock”) and shares of Volta’s preferred stock (“Volta Preferred Stock”) in favor of the approval and adoption of the Proposed Business Combination and related transactions (the “Proposed Transactions”), including agreeing to execute a written consent within forty-eight hours of a registration statement on Form S-4 filed by the Company becoming effective.
Lock-Up Agreement [Member] | Tortoise Acquisition Corp. II [Member] | Business Acquisition [Member]
Description of business (Details) [Line Items]
Business combination, description						In connection with the execution of the Business Combination Agreement, the founders of Volta entered into a Lock-Up Agreement with the Company and Volta pursuant to which they have agreed, subject to certain customary exceptions, not to:(a) effect any direct or indirect sale, assignment, pledge, hypothecation, disposition, loan or other transfer, or entry into any agreement with respect to any sale, assignment, pledge, hypothecation, disposition, loan or other transfer, with respect to any shares of the Company’s domesticated Class A common stock (the “Class A Common Stock”) or domesticated Class B common stock (the “Class B Common Stock”) held by them immediately after the Effective Time, including any shares of Class A Common Stock or Class B Common Stock issuable upon the exercise of options or warrants to purchase shares of Class A Common Stock or Class B Common Stock held by them immediately following the closing of the Proposed Transactions (the “BCA Closing”), or(b) publicly announce any intention to effect any transaction specified in clause (a),in each case, until the date that is the earlier of (i) one year after the BCA Closing and (ii) the earlier to occur of, subsequent to the BCA Closing, (x) the first date on which the last reported sale price of the Class A Common Stock equals or exceeds $12.00 per share (as equitably adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 trading-day period commencing at least 150 days after the BCA Closing and (y) the date on which there is consummated a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of Class A Common Stock for cash, securities or other property.
Subscription Agreements [Member] | Tortoise Acquisition Corp. II [Member]
Description of business (Details) [Line Items]
Description of sale of stock						In connection with the execution of the Business Combination Agreement, the Company entered into separate subscription agreements (collectively, the “Subscription Agreements”) with a number of investors (each, a “Subscriber” and collectively, the “Subscribers”), pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers, an aggregate of 30,000,000 shares of Class A Common Stock (the “Private Placement Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $300,000,000, in a private placement.